FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Insurance Company and
Contract Owners of Fidelity Variable Annuity Account /IA/
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Fidelity Variable Annuity Account /IA/ (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
Fidelity® Capital & Income (1)	Fidelity® VIP Growth Initial Class (1)
Fidelity® Government Cash Reserves (1)	Fidelity® VIP Growth & Income Initial Class (1)
Fidelity® VIP Asset Manager 50% Initial Class (1)	Fidelity® VIP Growth Opportunities Initial Class (1)
Fidelity® VIP Asset Manager 70% Initial Class (1)	Fidelity® VIP High Income Initial Class (1)
Fidelity® VIP Balanced Initial Class (1)	Fidelity® VIP Index 500 Initial Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	Fidelity® VIP Investment Grade Bond Initial Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	Fidelity® VIP Overseas Initial Class (1)
Fidelity® VIP Government Money Market Initial Class (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® Capital & Income	-	$-	$-	$-	$-	-	$65.559558	$65.559558
Fidelity® Government Cash Reserves	273,389.370	273,389	273,389	(54)	273,335	44,244	6.140843	6.195149
Fidelity® VIP Asset Manager 50% Initial Class	252,217.538	3,861,695	4,444,073	6	4,444,079	460,920	9.641760	9.641760
Fidelity® VIP Asset Manager 70% Initial Class	25,846.614	563,402	668,652	(9)	668,643	107,245	6.234733	6.234733
Fidelity® VIP Balanced Initial Class	20,311.333	467,885	538,453	1	538,454	75,759	7.107510	7.107510
Fidelity® VIP Contrafund® Initial Class	107,595.727	5,353,661	6,443,908	50	6,443,958	294,064	21.913442	21.913442
Fidelity® VIP Equity-Income Initial Class	425,298.041	10,009,374	12,516,521	18	12,516,539	472,465	26.491975	26.491975
Fidelity® VIP Government Money Market Initial Class	2,579,694.660	2,579,695	2,579,695	(88)	2,579,607	689,133	3.743267	3.743267
Fidelity® VIP Growth Initial Class	449,522.240	36,300,740	43,927,313	2	43,927,315	777,662	56.486364	56.486364
Fidelity® VIP Growth & Income Initial Class	44,292.158	1,435,722	1,477,143	(7)	1,477,136	148,155	9.970201	9.970201
Fidelity® VIP Growth Opportunities Initial Class	13,449.581	801,231	1,340,789	5	1,340,794	95,847	13.988855	13.988855
Fidelity® VIP High Income Initial Class	218,819.478	1,112,684	1,067,839	(12)	1,067,827	111,581	9.569950	9.569950
Fidelity® VIP Index 500 Initial Class	10,639.520	4,011,755	7,023,466	64	7,023,530	440,208	15.955039	15.955039
Fidelity® VIP Investment Grade Bond Initial Class	88,574.197	1,076,189	1,006,203	6	1,006,209	209,629	4.799949	4.799949
Fidelity® VIP Overseas Initial Class	84,770.534	2,270,318	2,332,885	18	2,332,903	285,237	8.178819	8.178819

See accompanying notes

Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Fidelity® Capital & Income	$-	$-	$-
Fidelity® Government Cash Reserves	273,335	-	273,335
Fidelity® VIP Asset Manager 50% Initial Class	4,131,445	312,634	4,444,079
Fidelity® VIP Asset Manager 70% Initial Class	611,707	56,936	668,643
Fidelity® VIP Balanced Initial Class	431,126	107,328	538,454
Fidelity® VIP Contrafund® Initial Class	5,931,775	512,183	6,443,958
Fidelity® VIP Equity-Income Initial Class	11,785,724	730,815	12,516,539
Fidelity® VIP Government Money Market Initial Class	2,151,023	428,584	2,579,607
Fidelity® VIP Growth Initial Class	42,989,029	938,286	43,927,315
Fidelity® VIP Growth & Income Initial Class	1,477,136	-	1,477,136
Fidelity® VIP Growth Opportunities Initial Class	1,326,163	14,631	1,340,794
Fidelity® VIP High Income Initial Class	1,002,247	65,580	1,067,827
Fidelity® VIP Index 500 Initial Class	6,233,081	790,449	7,023,530
Fidelity® VIP Investment Grade Bond Initial Class	807,774	198,435	1,006,209
Fidelity® VIP Overseas Initial Class	2,061,548	271,355	2,332,903

See accompanying notes

Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® Capital & Income	Fidelity® Government Cash Reserves	Fidelity® VIP Asset Manager 50% Initial Class	Fidelity® VIP Asset Manager 70% Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 464,070	$ 4,874,437	$ 654,994

Investment Income:
Reinvested Dividends	-	17,783	117,716	15,367
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	39,051	5,931
Net Investment Income (Loss)	-	17,783	78,665	9,436

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	30,997	8,418
Realized Gain (Loss) on Investments	-	-	33,395	21,204
Net Realized Capital Gains (Losses) on Investments	-	-	64,392	29,622
Net Change in Unrealized Appreciation (Depreciation)	-	-	212,786	22,534
Net Gain (Loss) on Investment	-	-	277,178	52,156

Net Increase (Decrease) in Net Assets Resulting from Operations	-	17,783	355,843	61,592

Increase (Decrease) in Net Assets from Contract Transactions	-	(111,869)	(392,532)	163,045

Total Increase (Decrease) in Net Assets	-	(94,086)	(36,689)	224,637

Net Assets as of December 31, 2024:	$ -	$ 369,984	$ 4,837,748	$ 879,631

Investment Income:
Reinvested Dividends	-	22,213	107,086	11,728
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	36,460	5,889
Net Investment Income (Loss)	-	22,213	70,626	5,839

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	218,555	30,407
Realized Gain (Loss) on Investments	-	-	(19,994)	40,020
Net Realized Capital Gains (Losses) on Investments	-	-	198,561	70,427
Net Change in Unrealized Appreciation (Depreciation)	-	-	332,383	23,232
Net Gain (Loss) on Investment	-	-	530,944	93,659

Net Increase (Decrease) in Net Assets Resulting from Operations	-	22,213	601,570	99,498

Increase (Decrease) in Net Assets from Contract Transactions	-	(118,862)	(995,239)	(310,486)

Total Increase (Decrease) in Net Assets	-	(96,649)	(393,669)	(210,988)

Net Assets as of December 31, 2025:	$ -	$ 273,335	$ 4,444,079	$ 668,643

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Balanced Initial Class	Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Government Money Market Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,602,022	$ 4,671,976	$ 10,291,118	$ 3,585,679

Investment Income:
Reinvested Dividends	44,546	11,360	194,253	142,494
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,499	48,281	87,662	22,698
Net Investment Income (Loss)	25,047	(36,921)	106,591	119,796

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	77,544	734,406	634,619	-
Realized Gain (Loss) on Investments	68,889	125,194	152,035	-
Net Realized Capital Gains (Losses) on Investments	146,433	859,600	786,654	-
Net Change in Unrealized Appreciation (Depreciation)	168,882	780,871	558,853	-
Net Gain (Loss) on Investment	315,315	1,640,471	1,345,507	-

Net Increase (Decrease) in Net Assets Resulting from Operations	340,362	1,603,550	1,452,098	119,796

Increase (Decrease) in Net Assets from Contract Transactions	520,416	281,830	(654,396)	(1,875,732)

Total Increase (Decrease) in Net Assets	860,778	1,885,380	797,702	(1,755,936)

Net Assets as of December 31, 2024:	$ 2,462,800	$ 6,557,356	$ 11,088,820	$ 1,829,743

Investment Income:
Reinvested Dividends	13,757	8,473	212,560	104,237
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,527	48,224	93,532	20,428
Net Investment Income (Loss)	3,230	(39,751)	119,028	83,809

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	122,834	995,866	655,813	-
Realized Gain (Loss) on Investments	169,093	597,909	146,465	-
Net Realized Capital Gains (Losses) on Investments	291,927	1,593,775	802,278	-
Net Change in Unrealized Appreciation (Depreciation)	(245,065)	(482,994)	1,045,345	-
Net Gain (Loss) on Investment	46,862	1,110,781	1,847,623	-

Net Increase (Decrease) in Net Assets Resulting from Operations	50,092	1,071,030	1,966,651	83,809

Increase (Decrease) in Net Assets from Contract Transactions	(1,974,438)	(1,184,428)	(538,932)	666,055

Total Increase (Decrease) in Net Assets	(1,924,346)	(113,398)	1,427,719	749,864

Net Assets as of December 31, 2025:	$ 538,454	$ 6,443,958	$ 12,516,539	$ 2,579,607

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth & Income Initial Class	Fidelity® VIP Growth Opportunities Initial Class	Fidelity® VIP High Income Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 31,058,617	$ 612,597	$ 1,454,672	$ 913,526

Investment Income:
Reinvested Dividends	332	21,789	-	57,591
Investment Expense:
Mortality and Expense Risk and Administrative Charges	295,114	8,288	9,295	7,543
Net Investment Income (Loss)	(294,782)	13,501	(9,295)	50,048

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,306,913	95,669	-	-
Realized Gain (Loss) on Investments	740,189	12,437	148,814	(4,577)
Net Realized Capital Gains (Losses) on Investments	9,047,102	108,106	148,814	(4,577)
Net Change in Unrealized Appreciation (Depreciation)	318,776	50,320	254,075	28,045
Net Gain (Loss) on Investment	9,365,878	158,426	402,889	23,468

Net Increase (Decrease) in Net Assets Resulting from Operations	9,071,096	171,927	393,594	73,516

Increase (Decrease) in Net Assets from Contract Transactions	(383,744)	723,941	(925,870)	(9,906)

Total Increase (Decrease) in Net Assets	8,687,352	895,868	(532,276)	63,610

Net Assets as of December 31, 2024:	$ 39,745,969	$ 1,508,465	$ 922,396	$ 977,136

Investment Income:
Reinvested Dividends	121,135	21,260	-	65,410
Investment Expense:
Mortality and Expense Risk and Administrative Charges	327,352	10,125	8,587	8,006
Net Investment Income (Loss)	(206,217)	11,135	(8,587)	57,404

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,368,016	130,717	16,232	-
Realized Gain (Loss) on Investments	1,013,774	143,129	25,251	(4,658)
Net Realized Capital Gains (Losses) on Investments	6,381,790	273,846	41,483	(4,658)
Net Change in Unrealized Appreciation (Depreciation)	(713,427)	(44,921)	176,287	38,722
Net Gain (Loss) on Investment	5,668,363	228,925	217,770	34,064

Net Increase (Decrease) in Net Assets Resulting from Operations	5,462,146	240,060	209,183	91,468

Increase (Decrease) in Net Assets from Contract Transactions	(1,280,800)	(271,389)	209,215	(777)

Total Increase (Decrease) in Net Assets	4,181,346	(31,329)	418,398	90,691

Net Assets as of December 31, 2025:	$ 43,927,315	$ 1,477,136	$ 1,340,794	$ 1,067,827

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Index 500 Initial Class	Fidelity® VIP Investment Grade Bond Initial Class	Fidelity® VIP Overseas Initial Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 4,978,487	$ 1,916,656	$ 1,898,173

Investment Income:
Reinvested Dividends	81,561	38,663	32,699
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,424	9,268	16,024
Net Investment Income (Loss)	32,137	29,395	16,675

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,946	-	90,460
Realized Gain (Loss) on Investments	125,289	(157,808)	40,713
Net Realized Capital Gains (Losses) on Investments	129,235	(157,808)	131,173
Net Change in Unrealized Appreciation (Depreciation)	1,118,773	136,566	(64,367)
Net Gain (Loss) on Investment	1,248,008	(21,242)	66,806

Net Increase (Decrease) in Net Assets Resulting from Operations	1,280,145	8,153	83,481

Increase (Decrease) in Net Assets from Contract Transactions	593,629	(827,962)	(61,442)

Total Increase (Decrease) in Net Assets	1,873,774	(819,809)	22,039

Net Assets as of December 31, 2024:	$ 6,852,261	$ 1,096,847	$ 1,920,212

Investment Income:
Reinvested Dividends	76,582	34,383	36,132
Investment Expense:
Mortality and Expense Risk and Administrative Charges	55,253	8,199	19,423
Net Investment Income (Loss)	21,329	26,184	16,709

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,848	-	200,543
Realized Gain (Loss) on Investments	816,101	(44,260)	226,546
Net Realized Capital Gains (Losses) on Investments	851,949	(44,260)	427,089
Net Change in Unrealized Appreciation (Depreciation)	216,966	80,448	(50,306)
Net Gain (Loss) on Investment	1,068,915	36,188	376,783

Net Increase (Decrease) in Net Assets Resulting from Operations	1,090,244	62,372	393,492

Increase (Decrease) in Net Assets from Contract Transactions	(918,975)	(153,010)	19,199

Total Increase (Decrease) in Net Assets	171,269	(90,638)	412,691

Net Assets as of December 31, 2025:	$ 7,023,530	$ 1,006,209	$ 2,332,903

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Notes to Financial Statements
December 31, 2025

1. Organization

The Fidelity Variable Annuity Account /IA/ (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Fidelity Income Plus℠.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® Capital & Income	Fidelity® Capital & Income Portfolio
Fidelity® Government Cash Reserves	Fidelity® Government Cash Reserves Portfolio
Fidelity® VIP Asset Manager 50% Initial Class	Fidelity® VIP Asset Manager 50% Portfolio Initial Class
Fidelity® VIP Asset Manager 70% Initial Class	Fidelity® VIP Asset Manager 70% Portfolio Initial Class
Fidelity® VIP Balanced Initial Class	Fidelity® VIP Balanced Portfolio Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth & Income Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class
Fidelity® VIP Growth Opportunities Initial Class	Fidelity® VIP Growth Opportunities Portfolio Initial Class
Fidelity® VIP High Income Initial Class	Fidelity® VIP High Income Portfolio Initial Class
Fidelity® VIP Index 500 Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class
Fidelity® VIP Investment Grade Bond Initial Class	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Fidelity® VIP Overseas Initial Class	Fidelity® VIP Overseas Portfolio Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:

Subaccount	Formerly
Fidelity® VIP Asset Manager 50% Initial Class	Fidelity® VIP Asset Manager Initial Class
Fidelity® VIP Asset Manager 70% Initial Class	Fidelity® VIP Asset Manager: Growth Initial Class

Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b)  Quoted prices for identical or similar assets or liabilities in non-active markets
c)  Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the periodended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
Fidelity® Capital & Income	$-	$-
Fidelity® Government Cash Reserves	712,642	809,295
Fidelity® VIP Asset Manager 50% Initial Class	454,405	1,160,466
Fidelity® VIP Asset Manager 70% Initial Class	47,465	321,703
Fidelity® VIP Balanced Initial Class	150,987	1,999,362
Fidelity® VIP Contrafund® Initial Class	1,398,249	1,626,570
Fidelity® VIP Equity-Income Initial Class	904,240	668,332
Fidelity® VIP Government Money Market Initial Class	3,036,227	2,286,332
Fidelity® VIP Growth Initial Class	5,559,543	1,678,547
Fidelity® VIP Growth & Income Initial Class	556,921	686,457
Fidelity® VIP Growth Opportunities Initial Class	268,545	51,682
Fidelity® VIP High Income Initial Class	100,407	43,780
Fidelity® VIP Index 500 Initial Class	390,142	1,251,919
Fidelity® VIP Investment Grade Bond Initial Class	128,574	255,403
Fidelity® VIP Overseas Initial Class	1,069,330	832,882

Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity® Capital & Income	-	-	-	-	-	-
Fidelity® Government Cash Reserves	115,011	(132,997)	(17,986)	2,352	(21,983)	(19,631)
Fidelity® VIP Asset Manager 50% Initial Class	15,946	(127,380)	(111,434)	2,741	(51,091)	(48,350)
Fidelity® VIP Asset Manager 70% Initial Class	1,005	(59,262)	(58,257)	46,062	(16,027)	30,035
Fidelity® VIP Balanced Initial Class	2,358	(322,625)	(320,267)	137,964	(38,179)	99,785
Fidelity® VIP Contrafund® Initial Class	19,998	(86,569)	(66,571)	35,953	(16,346)	19,607
Fidelity® VIP Equity-Income Initial Class	1,636	(23,403)	(21,767)	9,236	(39,859)	(30,623)
Fidelity® VIP Government Money Market Initial Class	799,226	(615,074)	184,152	79,956	(606,777)	(526,821)
Fidelity® VIP Growth Initial Class	1,610	(26,007)	(24,397)	10,447	(19,091)	(8,644)
Fidelity® VIP Growth & Income Initial Class	42,567	(76,783)	(34,216)	100,539	(7,960)	92,579
Fidelity® VIP Growth Opportunities Initial Class	19,453	(3,379)	16,074	-	(93,564)	(93,564)
Fidelity® VIP High Income Initial Class	3,719	(3,929)	(210)	1,693	(2,883)	(1,190)
Fidelity® VIP Index 500 Initial Class	17,748	(79,344)	(61,596)	63,926	(13,849)	50,077
Fidelity® VIP Investment Grade Bond Initial Class	19,813	(53,261)	(33,448)	4,283	(190,114)	(185,831)
Fidelity® VIP Overseas Initial Class	105,316	(100,488)	4,828	15,917	(24,381)	(8,464)

Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Notes to Financial Statements

 4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Fidelity® Capital & Income	$-	$-	$-	$-	$-	$-
Fidelity® Government Cash Reserves	690,425	(809,287)	(118,862)	13,454	(125,323)	(111,869)
Fidelity® VIP Asset Manager 50% Initial Class	128,786	(1,124,025)	(995,239)	22,979	(415,511)	(392,532)
Fidelity® VIP Asset Manager 70% Initial Class	5,338	(315,824)	(310,486)	247,983	(84,938)	163,045
Fidelity® VIP Balanced Initial Class	14,620	(1,989,058)	(1,974,438)	750,719	(230,303)	520,416
Fidelity® VIP Contrafund® Initial Class	394,102	(1,578,530)	(1,184,428)	556,407	(274,577)	281,830
Fidelity® VIP Equity-Income Initial Class	35,952	(574,884)	(538,932)	207,612	(862,008)	(654,396)
Fidelity® VIP Government Money Market Initial Class	2,932,931	(2,266,876)	666,055	285,599	(2,161,331)	(1,875,732)
Fidelity® VIP Growth Initial Class	70,547	(1,351,347)	(1,280,800)	501,320	(885,064)	(383,744)
Fidelity® VIP Growth & Income Initial Class	405,000	(676,389)	(271,389)	788,096	(64,155)	723,941
Fidelity® VIP Growth Opportunities Initial Class	252,430	(43,215)	209,215	-	(925,870)	(925,870)
Fidelity® VIP High Income Initial Class	35,168	(35,945)	(777)	14,215	(24,121)	(9,906)
Fidelity® VIP Index 500 Initial Class	278,604	(1,197,579)	(918,975)	770,932	(177,303)	593,629
Fidelity® VIP Investment Grade Bond Initial Class	94,377	(247,387)	(153,010)	19,060	(847,022)	(827,962)
Fidelity® VIP Overseas Initial Class	833,297	(814,098)	19,199	115,505	(176,947)	(61,442)

Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Fidelity® Capital & Income
12/31/2025	-	$ 65.56	to	$ 65.56	$ -	-%	0.00%	to	0.00%	12.36%	to	12.36%
12/31/2024	-	58.35	to	58.35	-	-	0.00	to	0.00	10.68	to	10.68
12/31/2023	-	52.72	to	52.72	-	-	0.00	to	0.00	12.99	to	12.99
12/31/2022	-	46.66	to	46.66	-	-	0.00	to	0.00	(10.48)	to	(10.48)
12/31/2021	-	52.12	to	52.12	-	-	0.00	to	0.00	11.65	to	11.65
Fidelity® Government Cash Reserves
12/31/2025	44,244	6.20	to	6.14	273,335	4.00	0.00	to	0.00	4.01	to	4.01
12/31/2024	62,230	5.96	to	5.90	369,984	4.85	0.00	to	0.00	4.95	to	4.95
12/31/2023	81,861	5.68	to	5.63	464,070	4.69	0.00	to	0.00	4.79	to	4.79
12/31/2022	87,580	5.42	to	5.37	473,882	1.31	0.00	to	0.00	1.34	to	1.34
12/31/2021	91,202	5.34	to	5.30	486,868	0.01	0.00	to	0.00	0.01	to	0.01
Fidelity® VIP Asset Manager 50% Initial Class
12/31/2025	460,920	9.64	to	9.64	4,444,079	2.34	0.80	to	0.80	14.07	to	14.07
12/31/2024	572,354	8.45	to	8.45	4,837,748	2.42	0.80	to	0.80	7.63	to	7.63
12/31/2023	620,704	7.85	to	7.85	4,874,437	2.35	0.80	to	0.80	12.05	to	12.05
12/31/2022	646,238	7.01	to	7.01	4,529,186	2.07	0.80	to	0.80	(15.61)	to	(15.61)
12/31/2021	670,132	8.30	to	8.30	5,565,399	1.60	0.80	to	0.80	9.05	to	9.05
Fidelity® VIP Asset Manager 70% Initial Class
12/31/2025	107,245	6.23	to	6.23	668,643	1.59	0.80	to	0.80	17.31	to	17.31
12/31/2024	165,502	5.31	to	5.31	879,631	2.07	0.80	to	0.80	9.92	to	9.92
12/31/2023	135,467	4.84	to	4.84	654,994	2.38	0.80	to	0.80	15.45	to	15.45
12/31/2022	96,787	4.19	to	4.19	405,358	1.86	0.80	to	0.80	(17.54)	to	(17.54)
12/31/2021	100,404	5.08	to	5.08	509,931	1.46	0.80	to	0.80	13.06	to	13.06
Fidelity® VIP Balanced Initial Class
12/31/2025	75,759	7.11	to	7.11	538,454	1.06	0.80	to	0.80	14.29	to	14.29
12/31/2024	396,026	6.22	to	6.22	2,462,800	1.82	0.80	to	0.80	15.00	to	15.00
12/31/2023	296,241	5.41	to	5.41	1,602,022	3.16	0.80	to	0.80	20.57	to	20.57
12/31/2022	139,765	4.49	to	4.49	626,890	1.25	0.80	to	0.80	(18.59)	to	(18.59)
12/31/2021	146,531	5.51	to	5.51	807,332	0.94	0.80	to	0.80	17.32	to	17.32
Fidelity® VIP Contrafund® Initial Class
12/31/2025	294,064	21.91	to	21.91	6,443,958	0.14	0.80	to	0.80	20.52	to	20.52
12/31/2024	360,635	18.18	to	18.18	6,557,356	0.19	0.80	to	0.80	32.72	to	32.72
12/31/2023	341,028	13.70	to	13.70	4,671,976	0.49	0.80	to	0.80	32.40	to	32.40
12/31/2022	396,349	10.35	to	10.35	4,101,229	0.52	0.80	to	0.80	(26.90)	to	(26.90)
12/31/2021	405,960	14.15	to	14.15	5,746,242	0.06	0.80	to	0.80	26.82	to	26.82
Fidelity® VIP Equity-Income Initial Class
12/31/2025	472,465	26.49	to	26.49	12,516,539	1.81	0.80	to	0.80	18.08	to	18.08
12/31/2024	494,232	22.44	to	22.44	11,088,820	1.77	0.80	to	0.80	14.43	to	14.43
12/31/2023	524,855	19.61	to	19.61	10,291,118	1.93	0.80	to	0.80	9.77	to	9.77
12/31/2022	562,045	17.86	to	17.86	10,039,246	1.90	0.80	to	0.80	(5.71)	to	(5.71)
12/31/2021	621,528	18.94	to	18.94	11,774,132	1.87	0.80	to	0.80	23.90	to	23.90
Fidelity® VIP Government Money Market Initial Class
12/31/2025	689,133	3.74	to	3.74	2,579,607	4.07	0.80	to	0.80	3.31	to	3.31
12/31/2024	504,981	3.62	to	3.62	1,829,743	5.05	0.80	to	0.80	4.27	to	4.27
12/31/2023	1,031,802	3.48	to	3.48	3,585,679	4.82	0.80	to	0.80	4.06	to	4.06
12/31/2022	798,885	3.34	to	3.34	2,667,868	1.40	0.80	to	0.80	0.64	to	0.64
12/31/2021	807,551	3.32	to	3.32	2,679,790	0.01	0.80	to	0.80	(0.78)	to	(0.78)

Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Fidelity® VIP Growth Initial Class
12/31/2025	777,662	$ 56.49	to	$ 56.49	$ 43,927,315	0.29%	0.80%	to	0.80%	13.99%	to	13.99%
12/31/2024	802,059	49.55	to	49.55	39,745,969	-	0.80	to	0.80	29.35	to	29.35
12/31/2023	810,703	38.31	to	38.31	31,058,617	0.13	0.80	to	0.80	35.16	to	35.16
12/31/2022	847,100	28.34	to	28.34	24,010,934	0.62	0.80	to	0.80	(25.06)	to	(25.06)
12/31/2021	915,902	37.82	to	37.82	34,640,299	-	0.80	to	0.80	22.24	to	22.24
Fidelity® VIP Growth & Income Initial Class
12/31/2025	148,155	9.97	to	9.97	1,477,136	1.68	0.80	to	0.80	20.54	to	20.54
12/31/2024	182,371	8.27	to	8.27	1,508,465	2.10	0.80	to	0.80	21.24	to	21.24
12/31/2023	89,792	6.82	to	6.82	612,597	1.71	0.80	to	0.80	17.78	to	17.78
12/31/2022	89,817	5.79	to	5.79	520,264	1.69	0.80	to	0.80	(5.70)	to	(5.70)
12/31/2021	87,952	6.14	to	6.14	540,272	1.95	0.80	to	0.80	24.95	to	24.95
Fidelity® VIP Growth Opportunities Initial Class
12/31/2025	95,847	13.99	to	13.99	1,340,794	-	0.80	to	0.80	20.98	to	20.98
12/31/2024	79,773	11.56	to	11.56	922,396	-	0.80	to	0.80	37.78	to	37.78
12/31/2023	173,337	8.39	to	8.39	1,454,672	-	0.80	to	0.80	44.50	to	44.50
12/31/2022	117,521	5.81	to	5.81	682,537	-	0.80	to	0.80	(38.64)	to	(38.64)
12/31/2021	113,071	9.47	to	9.47	1,070,234	-	0.80	to	0.80	11.05	to	11.05
Fidelity® VIP High Income Initial Class
12/31/2025	111,581	9.57	to	9.57	1,067,827	6.51	0.80	to	0.80	9.49	to	9.49
12/31/2024	111,791	8.74	to	8.74	977,136	6.11	0.80	to	0.80	8.10	to	8.10
12/31/2023	112,981	8.09	to	8.09	913,526	5.66	0.80	to	0.80	9.60	to	9.60
12/31/2022	116,015	7.38	to	7.38	855,868	4.95	0.80	to	0.80	(12.08)	to	(12.08)
12/31/2021	132,040	8.39	to	8.39	1,107,890	5.30	0.80	to	0.80	3.58	to	3.58
Fidelity® VIP Index 500 Initial Class
12/31/2025	440,208	15.96	to	15.96	7,023,530	1.10	0.80	to	0.80	16.84	to	16.84
12/31/2024	501,804	13.66	to	13.66	6,852,261	1.32	0.80	to	0.80	23.90	to	23.90
12/31/2023	451,727	11.02	to	11.02	4,978,487	1.48	0.80	to	0.80	25.20	to	25.20
12/31/2022	542,977	8.80	to	8.80	4,779,851	1.49	0.80	to	0.80	(18.86)	to	(18.86)
12/31/2021	501,722	10.85	to	10.85	5,443,333	1.27	0.80	to	0.80	27.56	to	27.56
Fidelity® VIP Investment Grade Bond Initial Class
12/31/2025	209,629	4.80	to	4.80	1,006,209	3.35	0.80	to	0.80	6.37	to	6.37
12/31/2024	243,077	4.51	to	4.51	1,096,847	3.36	0.80	to	0.80	0.98	to	0.98
12/31/2023	428,908	4.47	to	4.47	1,916,656	1.62	0.80	to	0.80	5.36	to	5.36
12/31/2022	759,250	4.24	to	4.24	3,220,173	2.28	0.80	to	0.80	(13.65)	to	(13.65)
12/31/2021	830,703	4.91	to	4.91	4,080,143	2.00	0.80	to	0.80	(1.39)	to	(1.39)
Fidelity® VIP Overseas Initial Class
12/31/2025	285,237	8.18	to	8.18	2,332,903	1.48	0.80	to	0.80	19.44	to	19.44
12/31/2024	280,409	6.85	to	6.85	1,920,212	1.63	0.80	to	0.80	4.21	to	4.21
12/31/2023	288,873	6.57	to	6.57	1,898,173	0.92	0.80	to	0.80	19.55	to	19.55
12/31/2022	373,775	5.50	to	5.50	2,054,375	1.08	0.80	to	0.80	(25.08)	to	(25.08)
12/31/2021	373,253	7.34	to	7.34	2,738,369	0.54	0.80	to	0.80	18.75	to	18.75

Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

(1) See Footnote 1

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.00% to 0.80% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.
7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
Fidelity Variable Annuity Account /IA/
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.